5. Derivative Liabilities (Details - Valuation Assumptions) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	Mar. 31, 2014
Warrants [Member]
Fair Value Outstanding at end of period	$ 1,697,000	$ 856,000	$ 3,175,000
Placement Agent Warrants [Member]
Warrants	16,500	16,500	16,500
Remaining Contract Term in Years	1 year 10 months 2 days	1 year 7 months 2 days	2 years 1 month 2 days
Exercise Price	$ 5.00	$ 5.00	$ 5.00
Volatility	100.00%	100.00%	128.00%
Risk-free Interest Rate	0.47%	0.58%	0.44%
Fair Value Outstanding at end of period	19,000	11,000	37,000
Investor - Series A Warrants [Member]
Warrants	1,000	1,000	1,000
Remaining Contract Term in Years	1 year 1 month 28 days	10 months 24 days	1 year 4 months 28 days
Exercise Price	$ 3.00	$ 3.00	$ 3.00
Volatility	100.00%	100.00%	128.00%
Risk-free Interest Rate	0.11%	0.13%	0.44%
Fair Value Outstanding at end of period	1,000	1,000	1,000
Investor - Series B Warrants [Member]
Warrants	1,400,000	1,400,000	1,400,000
Remaining Contract Term in Years	1 year 1 month 28 days	10 months 24 days	1 year 4 months 28 days
Exercise Price	$ 3.63	$ 3.63	$ 3.63
Volatility	100.00%	100.00%	128.00%
Risk-free Interest Rate	0.11%	0.13%	0.44%
Fair Value Outstanding at end of period	1,568,000	777,000	2,958,000
Placement Agent Warrants 2 [Member]
Warrants	69,037	69,037	69,037
Remaining Contract Term in Years	1 year 10 months 2 days	1 year 7 months 2 days	2 years 1 month 2 days
Exercise Price	$ 3.00	$ 3.00	$ 3.00
Volatility	100.00%	100.00%	128.00%
Risk-free Interest Rate	0.47%	0.58%	0.44%
Fair Value Outstanding at end of period	$ 109,000	$ 67,000	$ 179,000